Distribution within the stages as of December 31, 2021, showed a lower concentration in stage 1 portfolio, increasing the concentration in the riskier stages when compared to December 31, 2020, indicating the portfolio risk is returning to pre-COVID-19 le (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 5,162,153	$ 3,118,872
Gross exposures (percent)	100.00%	100.00%
Loss allowance (percent)	100.00%	100.00%
Coverage ratio	7.60%	7.00%
[custom:OtherLossAllowance-0]	$ 390,679
Loss Allowance		$ 217,542
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 4,525,689	$ 2,799,999
Gross exposures (percent)	87.70%	89.80%
Loss Allowance	$ 127,358	$ 79,296
Loss allowance (percent)	32.60%	36.50%
Coverage ratio	2.80%	2.80%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 440,105	$ 202,673
Gross exposures (percent)	8.50%	6.50%
Loss Allowance	$ 126,392	$ 60,391
Loss allowance (percent)	32.40%	27.80%
Coverage ratio	28.70%	29.80%
Stage 2 [Member] | Absolute Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 131,409	$ 50,375
Gross exposures (percent)	29.90%	24.90%
Loss Allowance	$ 61,844	$ 22,172
Loss allowance (percent)	48.90%	36.70%
Coverage ratio	47.10%	44.00%
Stage 2 [Member] | Relative Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 308,696	$ 152,298
Gross exposures (percent)	70.10%	75.10%
Loss Allowance	$ 64,548	$ 38,219
Loss allowance (percent)	51.10%	63.30%
Coverage ratio	20.90%	25.10%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 196,359	$ 116,200
Gross exposures (percent)	3.80%	3.70%
Loss Allowance	$ 136,929	$ 77,855
Loss allowance (percent)	35.00%	35.70%
Coverage ratio	69.70%	67.00%